Average Annual Total Returns - AMG River Road Small-Mid Cap Value Fund	Feb. 01, 2021
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.88%
5 Years	9.43%
10 Years	9.33%
Since Inception	5.34%	[1]
Inception Date	Sep. 29, 2017
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.63%
5 Years	9.65%
10 Years	8.66%
Since Inception	4.08%	[1]
Inception Date	Sep. 29, 2017
CLASS N SHARES
Average Annual Return:
1 Year	1.71%
5 Years	13.06%
10 Years	10.20%
Since Inception		[1]
CLASS N SHARES | ReturnAfterTaxesonDistributions [Member]
Average Annual Return:
1 Year	1.71%
5 Years	11.23%
10 Years	7.53%
Since Inception		[1]
CLASS N SHARES | ReturnAfterTaxesonDistributionsandSaleofFundShares [Member]
Average Annual Return:
1 Year	1.01%
5 Years	9.99%
10 Years	7.55%
Since Inception		[1]
CLASS I SHARES
Average Annual Return:
1 Year	2.03%
5 Years	13.38%
10 Years	10.48%
Since Inception		[1]
CLASS Z Shares
Average Annual Return:
1 Year	2.07%
5 Years
10 Years
Since Inception	8.25%	[1]
Inception Date	Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.